Operating Lease (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Maturities of Lease Liabilities [Abstract]
For the year ending December 31, 2024	$ 17,289
Total lease payments	17,289
Less: Imputed interest	(333)
Present value of lease liabilities	$ 16,956		$ 131,588	$ 131,077